Employee Benefits - Actuarial Weighted Average Assumptions Used in Determining Benefit Obligation (Detail)	Dec. 31, 2013	Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Discount rate	4.75%	4.00%
Rate of compensation increase	3.00%	3.00%